COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The Company has entered into operating leases for automobile and office space. Minimum future rental payments under these leases are as follows:

$
2014	98,747
2015	97,033
2016	55,612
2017	1,816
Total	253,208